Partners' Capital - Additional Information (Details) - The "ATM Offering" - UBS Securities LLC ("UBS") $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($) shares
Equity offering | shares	1,536,403
Net proceeds from equity offering	$ 5,120
Offering expenses	$ 127